RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE ASSETS [Text Block]
17. RIGHT-OF-USE ASSETS

The Company entered into operating leases to use certain land, buildings, mining equipment and corporate equipment for its operations. The Company is required to recognize right-of-use assets representing its right to use these underlying leased assets over the lease term.

Right-of-use assets are initially measured at cost, equivalent to its obligation for payments over the term of the leases, and subsequently measured at cost less accumulated depreciation and impairment losses. Depreciation is recorded on a straight- line basis over the shorter period of lease term and useful life of the underlying asset.

Right-of-use assets are comprised of the following:

	Land and Buildings	Machinery and Equipment	Other	Total
At December 31, 2021	$8,302	$20,921	$2	$29,225
Additions	1,786	1,514	14	3,314
Remeasurements	578	2,239	(2)	2,815
Depreciation and amortization	(1,608)	(6,431)	(5)	(8,044)
Transfer to asset held-for-sale	(634)	(27)	-	(661)
At December 31, 2022	$8,424	$18,216	$9	$26,649
Additions	1,719	2,821	-	4,540
Remeasurements	131	6,020	-	6,151
Depreciation and amortization	(1,813)	(8,301)	(9)	(10,123)
Transfer to asset held-for-sale (Note 14)	47	10	-	57
Disposals	15	(5)	-	10
At December 31, 2023	$8,523	$18,761	$-	$27,284